Subsequent Events	12 Months Ended
Dec. 31, 2018
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Subsequent Events
28.	Subsequent Events

Declaration of Dividend

Under the Company’s dividend policy, the quarterly dividend per common share is targeted to equal approximately 30% of the average cash flow generated by operating activities in the previous four quarters divided by the Company’s then outstanding common shares, all rounded to the nearest cent. To minimize volatility in quarterly dividends, the Company has set a minimum quarterly dividend of $0.09 per common share for the duration of 2019. The declaration, timing, amount and payment of future dividends remain at the discretion of the Board of Directors.

On March 20, 2019, the Board of Directors declared a dividend in the amount of $0.09 per common share, with this dividend being payable to shareholders of record on April 5, 2019 and is expected to be distributed on or about April 18, 2019. The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares at a discount of 3% of the Average Market Price, as defined in the DRIP.